Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Common Stock
Stock issuance costs	$ 7,742
Stock issuance costs, tax	$ 2,790